Restricted Cash and Cash Equivalents Disclosure of Detailed Information About Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Restricted cash and cash equivalents [Abstract]
Cash at bank	$ 2	$ 2
Short-term bank deposit	11	9
Restricted cash and cash equivalents	$ 13	$ 11